Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Error Corrections and Prior Period Adjustments
The table below shows the changes to the Consolidated Statements of Income:

	2016	2015
Loan Interest
As originally reported	35,429	35,597
As revised	33,744	34,097
Total interest income
As originally reported	40,863	40,945
As revised	39,178	39,445
Net interest income before provision (credit)
As originally reported	35,705	36,309
As revised	34,020	34,809
Net interest income after provision (credit)
As originally reported	36,005	35,209
As revised	34,320	33,709
Salaries and employee benefits
As originally reported	18,298	17,232
As revised	16,543	15,589
Other operating expenses
As originally reported	4,873	5,012
As revised	4,943	5,155
Total other expense
As originally reported	28,983	28,947
As revised	27,298	27,447

The table below shows the changes to Note 17 Other Operating Expenses:

	2016	2015
Other expenses
As originally reported	1,288	1,009
As revised	1,358	1,152
Total other operating expense
As originally reported	4,873	5,012
As revised	4,943	5,155

The table below shows the changes to Note 22 Quarterly Financial Data (Unaudited):

	2016
Interest income	Dec. 31	Sept. 30	June 30	March 31
As originally reported	10,455	10,843	9,871	9,694
As revised	9,997	10,408	9,488	9,285
Net interest income before provision (credit)
As originally reported	9,094	9,488	8,614	8,509
As revised	8,636	9,053	8,231	8,100
Net interest income after provision (credit)
As originally reported	9,094	9,488	8,714	8,709
As revised	8,636	9,053	8,331	8,300
Total non-interest expense
As originally reported	8,029	7,098	6,823	7,033
As revised	7,572	6,662	6,440	6,624

	2015
Interest income	Dec. 31	Sept. 30	June 30	March 31
As originally reported	9,863	10,832	10,564	9,686
As revised	9,473	10,431	10,201	9,340
Net interest income before provision (credit)
As originally reported	8,693	9,663	9,411	8,542
As revised	8,303	9,262	9,048	8,196
Net interest income after provision (credit)
As originally reported	8,193	9,563	9,411	8,042
As revised	7,803	9,162	9,048	7,696
Total non-interest expense
As originally reported	6,739	7,380	7,972	6,856
As revised	6,349	6,979	7,609	6,510

Schedule of Earnings Per Share, Basic and Diluted
The following tables illustrate the reconciliation of the numerators and denominators of the basic and diluted earnings per common share (EPS) calculations.  Dilutive securities in the tables below exclude common stock options and warrants with exercise prices that exceed the average market price of the Company’s common stock during the periods presented.  Inclusion of these common stock options and warrants would be anti-dilutive to the diluted earnings per common share calculation.

(Dollars in thousands, except per share data)	Three Months Ended March 31, 2017
	Net Income	Weighted-average shares	Per share amount
Basic earnings per common share: Net income	$1,949	8,026,037	$0.24
Effect of dilutive securities:
Stock options and warrants		278,552
Diluted EPS:
Net income plus assumed conversion	$1,949	8,304,589	$0.23

(Dollars in thousands, except per share data)	Three Months Ended March 31, 2016
	Net Income	Weighted-average shares	Per share amount
Basic earnings per common share:
Net income	$2,222	7,939,366	$0.28
Effect of dilutive securities:
Stock options and warrants		197,342
Diluted EPS:
Net income plus assumed conversion	$2,222	8,136,708	$0.27

The following tables illustrate the reconciliation of the numerators and denominators of the basic and diluted earnings per common share (EPS) calculations. Dilutive securities in the tables below exclude common stock options and warrants with exercise prices that exceed the average market price of the Company’s common stock during the periods presented. Inclusion of these common stock options and warrants would be anti-dilutive to the diluted earnings per common share calculation.

(Dollars in thousands except per share data)	Year Ended December 31, 2016
	Net Income	Weighted average shares	Per share Amount
Basic earnings per common share:
Net income	$9,285	7,962,121	$1.17

Effect of dilutive securities:
Stock options and warrants		215,318

Diluted EPS:
Net income plus assumed conversion	$9,285	8,177,439	$1.14

	Year Ended December 31, 2015
	Net Income	Weighted average shares	Per share Amount
Basic earnings per common share:
Net income	$8,664	7,901,278	$1.10

Effect of dilutive securities:
Stock options and warrants		174,474

Diluted EPS:
Net income plus assumed conversion	$8,664	8,075,752	$1.07